Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Schedule Of Income Statement Of Discontinued Operations

The results of Calyxt are as follows :

	For the six-month period ended June 30,
	2023 *	2024

Revenues and other income	43	-
Operating expenses	(10,944)	-
Operating income (loss)	(10,901)	-
Net Financial gain (loss)	19,293	-
Profit from deconsolidation
Net income (loss) from discontinued operations	8,392	-

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)

The earning per share attributable to Calyxt is as follows :

	For the six-month period ended June 30,
	2023 *	2024

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.29	-
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.29	-

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)

Schedule Of Cash Flow Statement Of Discontinued Operations

The net cash flows attributable to Calyxt are as follows:

	For the six-month period ended June 30,
	2023 *	2024

Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	79
Net cash flows provided by (used in) financing activities of discontinued operations	1,781
(Decrease) increase in cash and cash equivalents	(1,784)

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)